PROSPECTUS SUPPLEMENT

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company

Supplement dated July 17, 2024,
to
Prospectuses dated May 1, 2024,
for
Stag Accumulator® Variable Universal Life
and Stag Variable Life Artisan Policies

This supplement updates and amends certain information contained in the current prospectus and updating summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

The following changes are effective as of July 15, 2024:

For Policies Issued On Or After December 1, 2003, as Stag Accumulator® II Variable Universal Life:
1.Franklin Advisers, Inc. replaced Putnam Investment Management, LLC as the investment manager and Putnam Investment Management, LLC was added as a subadviser for the following Funds: Putnam VT Diversified Income Fund, Putnam VT High Yield Fund, and Putnam VT Income Fund.
2.Franklin Advisers, Inc. is hereby added as a subadviser to the following Funds: Putnam VT Focused International Equity Fund, Putnam VT International Equity Fund, Putnam VT Large Cap Growth Fund, Putnam VT Large Cap Value Fund, Putnam VT Small Cap Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Sustainable Leaders Fund.

For Policies Issued Before December 1, 2003, as Stag Variable Life Artisan:
1.Franklin Advisers, Inc. replaced Putnam Investment Management, LLC as the investment manager and Putnam Investment Management, LLC was added as a subadviser for the following Funds: Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Government Money Market Fund, Putnam VT High Yield Fund, and Putnam VT Income Fund.
2.Franklin Advisers, Inc. is hereby added as a subadviser to the following Funds: Putnam VT Core Equity Fund, Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Health Care Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT Large Cap Growth Fund, Putnam VT Large Cap Value Fund, Putnam VT Small Cap Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Sustainable Leaders Fund.

Due to the changes listed above, the rows for these Funds in APPENDIX A: Funds Available Under the Policy are hereby revised.

To obtain a copy of the current prospectus or updating summary prospectus, please visit
www.policyowner-services.com/productperformance or call 800-231-5453.
PRODUCTSUP226                                                    HLP-203